UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Stone Run Capital, LLC

   Address:               551 Fifth Avenue, 33rd Floor
                          New York, NY  10176

   Form 13F File Number:  028-14680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Mr. Jeffrey A. Hoerle

   Title:                 Chief Compliance Officer

   Phone:                 (646) 701-6086

   Signature, Place, and Date of Signing:

   /s/ Jeffrey A. Hoerle       New York, NY                05/11/2012
   ----------------------      ---------------             ----------
   (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 65

Form 13F Information Value Total (thousands):      $81,448

List of Other Included Managers:                      NONE

                         Form 13F-HR Information Table

                                 TITLE OF                  VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP     (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                    -----         -----     --------    -------  ---  ----  ----------  --------  ----    ------  ----
3M Co                              COM        88579y101     1293       14500   SH            Sole               14500
Abbott Laboratories                COM        002824100      367        6000   SH            Sole                6000
Accuray Inc                        COM        004397105      347       49150   SH            Sole               49150
Air Prods & Chems Inc              COM        009158106     1928       21000   SH            Sole               21000
Albany Intl Corp Cl A              COM        012348108     1888       82260   SH            Sole               82260
Apache Corp                        COM        037411105      415        4125   SH            Sole                4125
Apple Inc                          COM        037833100      276         460   SH            Sole                 460
Autodesk Inc                       COM        052769106      981       23174   SH            Sole               23174
Bard C R Inc                       COM        067383109     1950       19750   SH            Sole               19750
Barrick Gold Corp                  COM        067901108      606       13930   SH            Sole               13930
Becton Dickinson & Co              COM        075887109     3034       39075   SH            Sole               39075
Brookfield Asset Mgmt Inc Cl A     COM        112585104     1637       51850   SH            Sole               51850
Brookfield Infrast Partners LP     LP INT
                                   UNIT       g16252101      427       13500   SH            Sole               13500
Canadian National Railway Co       COM        136375102      221        2850   SH            Sole                2850
Canadian Natural Resources Ltd     COM        136385101      265        8000   SH            Sole                8000
Cenovus Energy Inc                 COM        15135u109      788       21915   SH            Sole               21915
Core Laboratories NV               COM        n22717107      399        3030   SH            Sole                3030
Corning Inc                        COM        219350105      258       18302   SH            Sole               18302
Danaher Corp                       COM        235851102     2138       38180   SH            Sole               38180
DENTSPLY Intl Inc                  COM        249030107     1062       26465   SH            Sole               26465
Devon Energy Corp                  COM        25179m103     2176       30605   SH            Sole               30605
Du Pont E I De Nemours & Co        COM        263534109     2067       39083   SH            Sole               39083
Ecolab Inc                         COM        278865100     3007       48720   SH            Sole               48720
Emerson Electric Co                COM        291011104     2769       53060   SH            Sole               53060
Encana Corp                        COM        292505104      614       19912   SH            Sole               19912
EQT Corporation                    COM        26884l109      951       19730   SH            Sole               19730
Expeditors Intl Wash Inc           COM        302130109     1079       23200   SH            Sole               23200
Exxon Mobil Corp                   COM        30231g102      917       10580   SH            Sole               10580
FirstEnergy Corp                   COM        337932107     1265       27742   SH            Sole               27742
Fiserv Inc                         COM        337738108     1388       20000   SH            Sole               20000
Gardner Denver Inc                 COM        365558105     1620       25700   SH            Sole               25700
General Electric Co                COM        369604103      426       21255   SH            Sole               21255
IHS Inc Cl A                       COM        451734107     1324       14125   SH            Sole               14125
ITT Corp                           COM        450911201     1374       59921   SH            Sole               59921
ITT Educational Services Inc       COM        45068b109      349        5270   SH            Sole                5270
Johnson & Johnson                  COM        478160104      825       12500   SH            Sole               12500
Laboratory Corp America Holdin     COM        50540r409     1756       19185   SH            Sole               19185
Life Technologies Corp             COM        53217v109     1039       21300   SH            Sole               21300
McDonalds Corp                     COM        580135101      325        2575   SH            Sole                2575
Minerals Technologies Inc          COM        603158106     2093       32065   SH            Sole               32065
Monotype Imaging Holdings Inc      COM        61022p100      975       65450   SH            Sole               65450
Monsanto Co                        COM        61166w101     1343       16840   SH            Sole               16840
Newmont Mining Corp                COM        651639106      359        7000   SH            Sole                7000
Oneok Inc                          COM        682680103      252        3075   SH            Sole                3075
Pall Corp                          COM        696429307     2187       36675   SH            Sole               36675
Parametric Technology Corp         COM        699173209      859       30740   SH            Sole               30740
Patterson Companies Inc            COM        703395103     1683       50400   SH            Sole               50400
Paychex Inc                        COM        704326107     2700       87417   SH            Sole               87417
PerkinElmer Inc                    COM        714046109      920       33250   SH            Sole               33250
Praxair Inc                        COM        74005p104     1370       11950   SH            Sole               11950
Procter & Gamble Co                COM        742718109     1221       18160   SH            Sole               18160
ProShares Trust Short S&P 500      PSHS SHRT  74347r503      393       11000   SH            Sole               11000
Regal Beloit Corp                  COM        758750103     1560       23800   SH            Sole               23800
Roper Industries Inc               COM        776696106     1339       13500   SH            Sole               13500
Schlumberger Ltd                   COM        806857108     1436       20524   SH            Sole               20524
Sherwin Williams Co                COM        824348106      944        8690   SH            Sole                8690
Sigma Aldrich Corp                 COM        826552101     2818       38570   SH            Sole               38570
Sonoco Prods Co                    COM        835495102     1487       44800   SH            Sole               44800
Source Capital Inc                 COM        836144105      857       16200   SH            Sole               16200
Teleflex Inc                       COM        879369106     1455       23795   SH            Sole               23795
Thermo Fisher Scientific Inc       COM        883556102     2705       47985   SH            Sole               47985
Transdigm Group Inc                COM        893641100      359        3100   SH            Sole                3100
Union Pacific Corp                 COM        907818108      215        2000   SH            Sole                2000
Varian Med Systems Inc             COM        92220p105     1968       28635   SH            Sole               28635
Xylem Inc                          COM        98419m100     2398       86420   SH            Sole               86420